UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003


13F File Number:  028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sy Jacobs
Title:    Managing Member
Phone:    (212) 271-5526


Signature, Place and Date of Signing:


     /s/ Sy Jacobs               New York, NY             November 16, 2009
-----------------------     ----------------------     -----------------------
      [Signature]               [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:     None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        63

Form 13F Information Table Value Total:  $325,807
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          --------------------          -----------------
      1.           028-11646                     JAM Partners, LP

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2009

COLUMN 1                          COLUMN 2      COLUMN  3  COLUMN 4        COLUMN 5          COLUMN 6     COL7        COLUMN 8

                                                            VALUE      SHS OR   SH/ PUT/    INVESTMENT    OTHR    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT  PRN CALL    DISCRETION    MGRS     SOLE    SHRD NONE
----------------------------  ----------------  ---------  --------  ---------- --- ----  --------------  ----  ---------- ---- ----
ABINGTON BANCORP INC          COM               00350L109    3,870      500,000  SH       SHARED-DEFINED    1      500,000
ANWORTH MORTGAGE ASSET CP     COM               037347101      136       17,200     CALL  SHARED-DEFINED    1       17,200
ANWORTH MORTGAGE ASSET CP     COM               037347101    8,835    1,121,248  SH       SHARED-DEFINED    1    1,121,248
AON CORP                      COM               037389103    9,359      230,000  SH       SHARED-DEFINED    1      230,000
ARCH CAP GROUP LTD            ORD               G0450A105    3,377       50,000  SH       SHARED-DEFINED    1       50,000
AXIS CAPITAL HOLDINGS         SHS               G0692U109    7,379      244,500  SH       SHARED-DEFINED    1      244,500
BANCORP INC DEL               COM               05969A105    1,936      338,475  SH       SHARED-DEFINED    1      338,475
BEACON FED BANCORP INC        COM               073582108    1,855      203,388  SH       SHARED-DEFINED    1      203,388
BEACON FED BANCORP INC        COM               073582108    2,417      265,000  SH            SOLE       NONE     265,000
BENEFICIAL MUTUAL BANCORP IN  COM               08173R104    2,067      226,646  SH       SHARED-DEFINED    1      226,646
BERKSHIRE HILLS BANCORP INC   COM               084680107    6,202      282,700  SH       SHARED-DEFINED    1      282,700
BROOKLYN FEDERAL BANCORP INC  COM               114039100    3,816      312,800  SH       SHARED-DEFINED    1      312,800
CAPE BANCORP INC              COM               139209100    7,228      941,182  SH       SHARED-DEFINED    1      941,182
CAPE BANCORP INC              COM               139209100    2,193      285,544  SH            Sole       NONE     285,544
CAPSTEAD MTG CORP             COM NO PAR        14067E506    4,173      300,000  SH       SHARED-DEFINED    1      300,000
CARE INVESTMENT TRUST INC     COM               141657106    5,986      780,450  SH       SHARED-DEFINED    1      780,450
CASH AMER INTL INC            COM               14754D100    1,770       58,700  SH       SHARED-DEFINED    1       58,700
CATHAY GENERAL BANCORP        COM               149150104    1,820      225,000  SH       SHARED-DEFINED    1      225,000
CENTER BANCORP INC            COM               151408101    5,109      678,516  SH       SHARED-DEFINED    1      678,516
CENTURY BANCORP INC           CL A NON VTG      156432106    4,364      201,099  SH       SHARED-DEFINED    1      201,099
CHICOPEE BANCORP INC          COM               168565109    4,925      372,839  SH       SHARED-DEFINED    1      372,839
CHICOPEE BANCORP INC          COM               168565109      719       66,189  SH            Sole       NONE      66,189
CLIFTON SVGS BANCORP INC      COM               18712Q103    5,734      585,101  SH       SHARED-DEFINED    1      585,101
DOLLAR FINL CORP              COM               256664103    7,768      484,906  SH       SHARED-DEFINED    1      484,906
ESSA BANCORP INC              COM               29667D104    5,868      444,200  SH       SHARED-DEFINED    1      444,200
GREENLIGHT CAPITAL RE LTD     CLASS A           G4095J109    1,410       75,000  SH       SHARED-DEFINED    1       75,000
HARTFORD FINL SVCS GROUP INC  COM               416515104   18,550      700,000  SH       SHARED-DEFINED    1      700,000
HATTERAS FINL CORP            COM               41902R103    1,496       49,900  SH       SHARED-DEFINED    1       49,900
HOME BANCORP INC              COM               43689E107    1,897      155,905  SH       SHARED-DEFINED    1      155,905
HOME BANCORP INC              COM               43689E107    1,481      155,905  SH            Sole       NONE     155,905
HOME FED BANCORP INC MD       COM               43710G105    6,974      610,689  SH       SHARED-DEFINED    1      610,689
INVESTORS BANCORP INC         COM               46146P102    3,448      325,000  SH       SHARED-DEFINED    1      325,000
JPMORGAN CHASE & CO           COM               46625H100   25,197      575,000  SH       SHARED-DEFINED    1      575,000
LAKE SHORE BANCORP INC        COM               510700107    1,193      144,595  SH       SHARED-DEFINED    1      144,595
LAKE SHORE BANCORP INC        COM               510700107      828      144,595  SH            Sole       NONE     144,595
LIBERTY BANCORP INC           COM               53017Q102    2,617      341,203  SH       SHARED-DEFINED    1      341,203
LOEWS CORP                    COM               540424108   17,981      525,000  SH       SHARED-DEFINED    1      525,000
LOUISANA BANCORP INC NEW      COM               54619P104    3,698      264,142  SH       SHARED-DEFINED    1      264,142
LOUISANA BANCORP INC NEW      COM               54619P104    1,064       75,977  SH            Sole       NONE      75,977
LOUISANA BANCORP INC NEW      COM               54619P104    1,088       88,034  SH            Sole       NONE      88,034
MFA FINANCIAL INC             COM               55272X102    6,644      834,638  SH       SHARED-DEFINED    1      834,638
NEWPORT BANCORP INC           COM               651754103    4,730      369,548  SH       SHARED-DEFINED    1      369,548
NICHOLAS FINANCIAL INC        COM NEW           65373J209    1,815      260,764  SH       SHARED-DEFINED    1      260,764
NORTHEAST CMNTY BANCORP INC   COM               664112109    3,918      530,851  SH       SHARED-DEFINED    1      530,851
NORTHEAST CMNTY BANCORP INC   COM               664112109      364       50,894  SH            Sole       NONE      50,894
ORITANI FINL CORP             COM               686323106    2,656      194,700  SH       SHARED-DEFINED    1      194,700
PARTNERRE LTD                 COM               G6852T105    6,155       80,000  SH       SHARED-DEFINED    1       80,000
PLATINUM UNDERWRITER HLDGS L  COM               G7127P100   17,719      494,400  SH       SHARED-DEFINED    1      494,400
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297   14,303      325,000  SH       SHARED-DEFINED    1      325,000
PROVIDENT FINL HLDGS INC      COM               743868101    4,638      574,700  SH       SHARED-DEFINED    1      574,700
ROMA FINANCIAL CORP           COM               77581P109      394       31,700  SH       SHARED-DEFINED    1       31,700
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605    5,248      351,300      PUT  SHARED-DEFINED    1      351,300
SPECIALTY UNDERWRITERS ALLIA  COM               84751T309    3,368      510,274  SH       SHARED-DEFINED    1      510,274
STIFEL FINL CORP              COM               860630102    2,745       50,000  SH       SHARED-DEFINED    1       50,000
TECHE HLDG CO                 COM               878330109    1,345       40,644  SH       SHARED-DEFINED    1       40,644
TECHE HLDG CO                 COM               878330109    1,099       40,644  SH            Sole       NONE      40,644
TFS FINL CORP                 COM               87240R107    9,157      769,521  SH       SHARED-DEFINED    1      769,521
UNITED FINANCIAL BANCORP INC  COM               91030T109    6,369      550,000  SH       SHARED-DEFINED    1      550,000
UNITED WESTN BANCORP INC      COM               913201109    3,048      767,800  SH       SHARED-DEFINED    1      767,800
WHITE MTNS INS GROUP LTD      COM               G9618E107    6,774       22,064  SH       SHARED-DEFINED    1       22,064
WILLIS LEASE FINANCE CORP     COM               970646105    9,492      694,368  SH       SHARED-DEFINED    1      694,368
WILLIS LEASE FINANCE CORP     COM               970646105    6,510      476,227  SH            Sole       NONE     476,227
ZENITH NATL INS CORP          COM               989390109    9,489      307,100  SH       SHARED-DEFINED    1      307,100





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